                                                                               .
                                                                               .
                                                                               .

                    PROSPECTUS SUPPLEMENT DATED MAY 1, 2008*

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY         273416 J (5/08)
 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY             273417 J (5/08)

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

For contracts purchased on or after June 1, 2008, the following changes apply to the SecureSource riders. Unless modified herein, all other provisions describing the SecureSource riders apply:

THE FOLLOWING CHANGES ARE MADE UNDER "EXPENSE SUMMARY -- OTHER ANNUAL EXPENSES -- OPTIONAL LIVING BENEFITS":

SecureSource -- Single life rider fee   Maximum: 1.50%    Current: 0.75%
SecureSource -- Joint life rider fee    Maximum: 1.75%    Current: 0.95%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

THE FOLLOWING CHANGES ARE MADE UNDER "CHARGES -- OPTIONAL LIVING BENEFITS":

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for the optional feature only if you select it as follows:

- SecureSource -- Single Life Rider 0.75%

- SecureSource -- Joint Life Rider 0.95%

THE FOLLOWING CHANGES ARE MADE UNDER "OPTIONAL BENEFITS -- OPTIONAL LIVING BENEFITS":

The key term "Waiting period" is changed as follows:

WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period.

The following is added immediately above "ALP Excess Withdrawal Processing":

20% RIDER CREDIT

If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your Annual Lifetime Payment ("ALP"). This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP.

The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups and purchase payment credits may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE

The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273416-11 A (5/08)

* Destroy: May 1, 2009.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE

As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

273416-11 A (5/08)

                    PROSPECTUS SUPPLEMENT DATED MAY 1, 2008*

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ENDEAVOR PLUS VARIABLE ANNUITY               274562 C (5/08)

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

For contracts purchased on or after June 1, 2008, the following changes apply to the SecureSource riders. Unless modified herein, all other provisions describing the SecureSource riders apply:

THE FOLLOWING CHANGES ARE MADE UNDER "EXPENSE SUMMARY -- OTHER ANNUAL EXPENSES -- OPTIONAL LIVING BENEFITS":

SecureSource -- Single life rider fee                           Maximum: 1.50%    Current: 0.75%
SecureSource -- Joint life rider fee                            Maximum: 1.75%    Current: 0.95%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

THE FOLLOWING CHANGES ARE MADE UNDER "CHARGES -- OPTIONAL LIVING BENEFITS":

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for the optional feature only if you select it as follows:

- SecureSource -- Single Life Rider 0.75%

- SecureSource -- Joint Life Rider 0.95%

THE FOLLOWING CHANGES ARE MADE UNDER "OPTIONAL BENEFITS -- OPTIONAL LIVING BENEFITS":

The key term "Waiting period" is changed as follows:

WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period.

The following is added immediately above "ALP Excess Withdrawal Processing":

20% RIDER CREDIT

If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your Annual Lifetime Payment ("ALP"). This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP.

The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups and purchase payment credits may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE

The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

274562-4 A (5/08)

* Destroy: May 1, 2009.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE

As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

274562-4 A (5/08)

                    PROSPECTUS SUPPLEMENT DATED MAY 1, 2008*

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY           45307 H (5/08)
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45304 H (5/08)
 RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY        45301 H (5/08)
 RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY            45300 H (5/08)

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

For contracts purchased on or after June 1, 2008, the following changes apply to the SecureSource riders. Unless modified herein, all other provisions describing the SecureSource riders apply:

THE FOLLOWING CHANGES ARE MADE UNDER "EXPENSE SUMMARY -- OTHER ANNUAL EXPENSES -- OPTIONAL LIVING BENEFITS":

SecureSource -- Single life rider fee                          Maximum: 1.50%   Current: 0.75%
SecureSource -- Joint life rider fee                           Maximum: 1.75%   Current: 0.95%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

THE FOLLOWING CHANGES ARE MADE UNDER "CHARGES -- OPTIONAL LIVING BENEFITS":

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for the optional feature only if you select it as follows:

- SecureSource -- Single Life Rider 0.75%

- SecureSource -- Joint Life Rider 0.95%

THE FOLLOWING CHANGES ARE MADE UNDER "OPTIONAL BENEFITS -- OPTIONAL LIVING BENEFITS":

The key term "Waiting period" is changed as follows:

WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period.

The following is added immediately above "ALP Excess Withdrawal Processing":

20% RIDER CREDIT

If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your Annual Lifetime Payment ("ALP"). This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP.

The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups and purchase payment credits may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE

The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------

45307-11 A (5/08)

* Destroy: May 1, 2009.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE

As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

45307-11 A (5/08)